Directors’ Emoluments and Key Management Personnel Remuneration - Emoluments and remuneration (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Directors And Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Directors’ emoluments	£ 1,607	£ 3,010	£ 1,537
Contributions to defined contribution pension schemes	3	3	2
Total employee benefit expenses	1,610	3,013	1,539
Highest Paid Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Short term employee benefits	620	542	491
Contributions to defined contribution pension schemes	1	1	1
Total employee benefit expenses	621	543	492
Key Management Personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Short term employee benefits	2,409	1,954	1,438
Share based payments	8,165	7,895	3,248
Contributions to defined contribution pension schemes	38	24	15
Compensation for loss of office	360	0	0
Total employee benefit expenses	£ 10,972	£ 9,873	£ 4,701